Related party transactions - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 6,364	$ 5,779
Total employee benefits recognized in general and administrative expenses, employee benefit plan expenses, and share-based payments	$ 30,728	$ 29,202